                  [LETTERHEAD OF MAIRS AND POWER GROWTH FUND, INC.]


                                    March 14, 1996


                                                          VIA EDGAR TRANSMISSION



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Mairs and Power Growth Fund, Inc.
          Notification of Election Under Rule 24f-1
          File No. 2-14290

Ladies and Gentlemen:

     In accordance with the provisions of Rule 24f-1, Mairs and Power Growth Fund, Inc. (the "Fund") hereby files this letter under EDGAR as its Notification of Election under Rule 24f-1 relating to the Fund's Registration Statement on Form N-1A (Reg. No. 2-14290) covering shares of the common stock, $.01 par value per share, of the Fund. Attached to this letter are (i) a certified copy of resolutions of the Board of Directors of the Fund authorizing the filing of this Notification and (ii) an opinion of counsel as to the legality of the shares being registered.

     This Rule 24f-1 Notification is being filed with respect to 84,614 shares of the Fund's common stock (the "Shares") that were sold during the period from January 25, 1996 through February 22, 1996. On February 23, 1996, the Fund filed a Post-Effective Amendment to the Registration Statement in order to register an indefinite number of shares of its common stock, pursuant to Rule 24f-2.

     In accordance with subsection (c) of Rule 24f-1, a registration fee of $4,763.52 has been paid with respect to the Shares. The fee was calculated in the following manner:


     Shares sold                                                84,614
     Price (pursuant to Rule 457(c))                            $54.42
                                                          ------------
     Total price of shares sold                         $ 4,604,693.88
     1/29 of 1%                                             x.00034483
                                                          ------------
     Filing fee                                              $1,587.84
     Rule 24f-1(c) multiplier                                       x3
                                                          ------------
     TOTAL FILING FEE                                        $4,763.52


Securities and Exchange Commission
March 14, 1996
Page 2


    The Shares were sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with section 5(b) of the Securities Act of 1933.

    Pursuant to Rule 901(d) of Regulation S-T, a conforming copy of this electronic filing is not being submitted to the Commission.

                                  Very truly yours,

                                  MAIRS AND POWER GROWTH FUND, INC.

                                  By /s/ Peter G. Robb
                                     ------------------------------
                                     Peter G. Robb
                                     Vice President

Enclosure

                          MAIRS AND POWER GROWTH FUND, INC.

                               CERTIFICATE OF SECRETARY


     I, William B. Frels, the duly elected, qualified, and acting Secretary of Mairs and Power Growth Fund, Inc., a Minnesota corporation (the "Fund"), do hereby certify that set forth below is a true and correct copy of certain resolutions adopted by the Board of Directors of the Fund on February 16, 1996; that such resolutions have not been rescinded, revoked, amended, or modified in any respect; and that such resolutions remain in full force and effect as of the date of this Certificate.

     RESOLVED, that the corporation shall prepare and file with the Securities and Exchange Commission (the "SEC") a post-effective amendment to its Form N-1A Registration Statement (registration no. 2-14290) (the "Registration Statement") to declare that an indefinite number of shares of the corporation's common stock are being registered pursuant to the Registration Statement, in accordance with Rule 24f-2 of the Investment Company Act of 1940, as amended.

     RESOLVED FURTHER, that the corporation shall prepare and file with the SEC a Notification of Election Under Rule 24f-1 for the purpose of retroactively registering up to 150,000 additional shares of the corporation's common stock under the Registration Statement.

     RESOLVED FURTHER, that upon issuance of and payment for the additional shares of the corporation's common stock authorized pursuant to the preceding resolutions, such shares shall be duly authorized, fully paid and nonassessable.

     RESOLVED FURTHER, that the directors and appropriate officers of the corporation are hereby authorized to perform on behalf of the corporation any and all such acts as they may deem necessary or advisable in order to accomplish the actions authorized by the foregoing resolutions, including the execution and filing of all papers and documents; and the execution by such directors and officers of any such paper or document or the doing by them of any act in connection with the foregoing matters shall conclusively establish their authority therefor from the corporation and the approval and ratification by the corporation of the papers and documents so executed and the action so taken.

     IN WITNESS WHEREOF, I have executed this Certificate this 14th day of March, 1996.


                                                  /s/ William B. Frels
                                                  ------------------------------
                                                  William B. Frels, Secretary

                          [LETTERHEAD OF BRIGGS AND MORGAN]

                                    March 14, 1996




Mairs and Power Growth Fund, Inc.
W-2062 First National Bank Building
332 Minnesota Street
Saint Paul, MN  55101

Ladies and Gentlemen:

     We have acted as counsel to Mairs and Power Growth Fund, Inc. (the "Fund") in connection with certain securities registration matters. With respect to such matters, we refer to the Notification of Election Under Rule 24f-1 (the "Notification of Election") dated March 14, 1996, relating to the Registration Statement on Form N-1A (Reg. No. 2-14290) covering shares of the common stock, $.01 par value per share, of the Fund (the "Registration Statement"). The Registration Statement was amended on February 23, 1996 to register an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Notification of Election is being filed to make an election that the shares of common stock which were sold from January 25, 1996 through February 22, 1996 in excess of the number of shares registered under the Registration Statement be deemed to have been registered at the time of their sale.

     We have examined and relied upon copies of the Registration Statement and the Notification of Election and have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

     Based on the foregoing, we are of the opinion that the shares of common stock for which the Notification of Election is being filed were duly authorized, legally issued, fully paid and nonassessable.

Mairs and Power Growth Fund, Inc.
March 14, 1996
Page 2

     We hereby consent to the use of this opinion in connection with the filing of the Notification of Election. This opinion is furnished to you solely for your benefit and may not be relied upon by any other person without our prior written consent. This opinion is rendered as of the date hereof, and we assume no obligation to advise you of any change, material or otherwise, occurring at any time after the date hereof in any matter discussed herein.

                                   Very truly yours,

                                   BRIGGS AND MORGAN,
                                   Professional Association


                                   By: /s/ Christopher C. Cleveland
                                       ----------------------------
                                       Christopher C. Cleveland

CCC/dm